                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     United States Steel and Carnegie Pension Fund, Inc.
Address:  350 Park Avenue - 17th Floor
          New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:   William Donovan
Title:  President
Phone:  212-826-8420

Signature, Place, and Date of Signing:


/s/ William Donovan    New York, NY    November 14, 2012
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $5,422,536

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    FORM 13F, LIST OF SECURITIES PURSUANT TO SECTION 13(F) OF THE SECURITY
                             EXCHANGE ACT OF 1934

                                                                               SHARES OR   SHARES     SHARES
                                                                  MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
  NAME OF ISSUER                      TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
------------------------------------- -------------- ------------ ------------ --------- ---------- -----------
ABB Ltd-Spon ADR                                      000375204       53,112   2,840,207 2,840,207   2,840,207
Abbott Laboratories                                   002824100      162,268   2,366,800 2,366,800   2,366,800
Ametek Inc                                            031100100       85,314   2,406,600 2,406,600   2,406,600
Amgen Inc                                             031162100      137,845   1,635,366 1,635,366   1,635,366
Amphenol Corp                                         032095101      100,152   1,700,950 1,700,950   1,700,950
Apple Inc.                                            037833100       66,711     100,000   100,000     100,000
BB&T Corp                                             054937107       47,673   1,437,675 1,437,675   1,437,675
Bank of New York Mellon Corp                          064058100       66,496   2,939,696 2,939,696   2,939,696
Boeing Co                                             097023105       62,757     901,746   901,746     901,746
Caterpillar                                           149123101       98,946   1,150,000 1,150,000   1,150,000
Coca Cola Co                                          191216100       79,479   2,095,400 2,095,400   2,095,400
Cognizant Tech Solutions Corp                         192446102       52,418     750,000   750,000     750,000
Comcast Corp Cl A Special Non-Voting                  20030N200      157,414   4,522,100 4,522,100   4,522,100
Disney Walt Co                                        254687106      122,527   2,343,670 2,343,670   2,343,670
Discovery Communications C                            25470F302       89,356   1,594,500 1,594,500   1,594,500
Direct TV Com                                         25490A309       59,916   1,142,572 1,142,572   1,142,572
Dover Corp                                            260003108       75,552   1,270,000 1,270,000   1,270,000
DuPont E.I. de Nemours                                263534109       56,302   1,120,000 1,120,000   1,120,000
Exxon Mobil Corp                                      30231G102      198,086   2,166,058 2,166,058   2,166,058
General Electric Co                                   369604103       95,423   4,201,824 4,201,824   4,201,824
Glaxosmithkline Spnsrd ADR                            37733W105       72,860   1,575,700 1,575,700   1,575,700
Google Inc                                            38259P508       94,690     125,500   125,500     125,500
Hubbell Inc. Class B                                  443510201       28,259     350,000   350,000     350,000
Intel Corp                                            458140100       79,451   3,507,003 3,507,003   3,507,003
International Business Machs                          459200101      104,146     502,028   502,028     502,028
International Paper Co                                460146103      115,058   3,167,900 3,167,900   3,167,900
JP Morgan Chase & Co                                  46625H100       70,597   1,744,000 1,744,000   1,744,000
Johnson & Johnson                                     478160104      157,714   2,288,700 2,288,700   2,288,700
Liberty Media Co Series A                             530322106       60,996     586,052   586,052     586,052
Liberty Global Inc                                    530555101      110,197   1,813,938 1,813,938   1,813,938
Liberty Interactive Corp Series A                     53071M104      124,925   6,752,704 6,752,704   6,752,704
Liberty Ventures--RTS                                 53071M112        1,524     112,545   112,545     112,545
Liberty Ventures Series A Com                         53071M880       16,760     337,635   337,635     337,635
Mccormick & Co Inc Com Non Vtg                        579780206       70,506   1,136,460 1,136,460   1,136,460
Mcdonald`s Corp                                       580135101       67,328     733,819   733,819     733,819
Merck & Co Inc                                        58933Y105       79,022   1,752,336 1,752,336   1,752,336
Microsoft Corp                                        594918104      156,575   5,261,270 5,261,270   5,261,270
Monster Beverage Corp Co                              611740101       40,555     750,178   750,178     750,178
Nike Inc                                              654106103      114,841   1,210,000 1,210,000   1,210,000
Novartis ADR                                          66987V109      124,989   2,040,300 2,040,300   2,040,300
Pepsico Inc                                           713448108       85,219   1,204,166 1,204,166   1,204,166
Pfizer Inc                                            717081103       88,850   3,575,461 3,575,461   3,575,461
Philip Morris                                         718172109      119,215   1,325,496 1,325,496   1,325,496
Praxair                                               74005P104       76,456     736,000   736,000     736,000
QUALCOMM Inc                                          747525103       31,297     501,000   501,000     501,000
Roper Industries Inc                                  776696106       41,209     375,000   375,000     375,000
Royal Dutch Shell Spnsrd ADR                          780259206      174,520   2,514,337 2,514,337   2,514,337
SPDR Trust Series 1                                   78462F103      233,661   1,622,984 1,622,984   1,622,984
Schlumberger Ltd                                      806857108      140,269   1,939,298 1,939,298   1,939,298
Spectra Energy Corp                                   847560109      106,851   3,639,350 3,639,350   3,639,350
State Street Corp                                     857477103      117,597   2,802,600 2,802,600   2,802,600
Texas Instruments Inc                                 882508104       28,812   1,045,600 1,045,600   1,045,600
US Bancorp                                            902973304       96,531   2,814,318 2,814,318   2,814,318
UnitedHealth Group Inc                                91324P102      156,251   2,819,900 2,819,900   2,819,900
Wal-Mart Stores Inc                                   931142103       81,332   1,102,053 1,102,053   1,102,053
Weingarten Realty Investors                           948741103      150,017   5,336,801 5,336,801   5,336,801
Wells Fargo & Co                                      949746101      135,708   3,930,160 3,930,160   3,930,160
   TOTAL MARKET VALUE - PENSION
    PLAN SECURITIES                                          57    5,422,536